MINERAL PROPERTY, PLANT AND EQUIPMENT (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Net carrying value of Land & building	$ 360
Net carrying value of equipment	12
Net carrying value	372
Cost
Statement [Line Items]
Property, plant, and equipment, beginning	1,056
Additions	16	$ 31
Property, plant, and equipment, ending	876	1,056
Derecognition of ROU Assets	(196)
Cost | Equipment
Statement [Line Items]
Property, plant, and equipment, beginning	32
Additions	16
Property, plant, and equipment, ending	48	32
Derecognition of ROU Assets	0
Cost | Lands and Buildings
Statement [Line Items]
Property, plant, and equipment, beginning	1,024
Additions	0
Property, plant, and equipment, ending	828	1,024
Derecognition of ROU Assets	(196)
Accumulated Depreciation
Statement [Line Items]
Accumulated depreciation, beginning	(540)
Depreciation charge for the year	(151)
Accumulated depreciation, ending	(500)	(540)
Derecognition of ROU Assets	191
Accumulated Depreciation | Equipment
Statement [Line Items]
Derecognition of ROU Assets	0
Accumulated depreciation, beginning	(30)
Depreciation charge for the year	(4)
Accumulated depreciation, ending	34	(30)
Accumulated Depreciation | Lands and Buildings
Statement [Line Items]
Accumulated depreciation, beginning	(510)
Depreciation charge for the year	(147)
Accumulated depreciation, ending	(466)	(510)
Derecognition of ROU Assets	191
Foreign Currency Translation Difference
Statement [Line Items]
Foreign currency translation difference beginning balance	1
Foreign currency translation difference ending balacne	(4)	1
Movement from derecognition of ROU Assets	5
Movement for the year	(10)
Foreign Currency Translation Difference | Equipment
Statement [Line Items]
Foreign currency translation difference beginning balance	(1)
Foreign currency translation difference ending balacne	(2)	(1)
Movement for the year	(1)
Movement from derecognition	0
Foreign Currency Translation Difference | Lands and Buildings
Statement [Line Items]
Foreign currency translation difference beginning balance	2
Movement for the year	(9)
Foreign currency translation difference ending balacne	(2)	$ 2
Movement from derecognition of ROU Assets	$ 5